BLACKROCK FUNDS III

iShares U.S. Aggregate Bond Index Fund

(the “Fund”)

Supplement dated June 27, 2017 to the Statement of Additional Information (“SAI”) of the Fund, dated April 28, 2017

Effective immediately, the following change is made to the Fund’s SAI:

The table listing investments and investment strategies included in the section entitled “I. Investment Objective and Policies” in Part I of the Fund’s SAI is deleted in its entirety and replaced with the following:

iShares U.S. Aggregate Bond Index Fund
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management	X
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging
Indexed and Inverse Securities
Swap Agreements	X
Interest Rate Swaps, Caps and Floors	X
Credit Default Swap Agreements and Similar Instruments
Contracts for Difference
Credit Linked Securities

iShares U.S. Aggregate Bond Index Fund
Interest Rate Transactions and Swaptions
Total Return Swap Agreements	X
Types of Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions
Forward Foreign Exchange Transactions
Currency Futures
Currency Options
Currency Swaps
Limitations on Currency Transactions
Risk Factors in Hedging Foreign Currency
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives
Distressed Securities
Dollar Rolls	X
Equity Securities	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation / Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information
Settlement Risk	X
Funding Agreements

iShares U.S. Aggregate Bond Index Fund
Guarantees	X
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds
Inflation Risk	X
Information Concerning the Indexes	X
Bloomberg Barclays Indexes	X
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds
Lease Obligations
Liquidity Management	X
Master Limited Partnerships	X
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments	X
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
PABs
Moral Obligation Bonds
Municipal Notes
Municipal Commercial Paper

iShares U.S. Aggregate Bond Index Fund
Municipal Lease Obligations	X
Tender Option Bonds
Recent Developments in the TOB Trust Market
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs
Transactions in Financial Futures Contracts
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds	X
Build America Bonds	X
Participation Notes
Pay-in-kind Bonds
Portfolio Turnover Rates	X
Preferred Stock
Real Estate Related Securities
Real Estate Investment Trusts (“REITs”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase
Securities Lending	X
Short Sales
Sovereign Debt	X
Standby Commitment Agreements
Stripped Securities
Structured Notes
Supranational Entities	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk	X
Trust Preferred Securities	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings
Zero Coupon Securities

Shareholders should retain this Supplement for future reference.

SAI-USABI-0617SUP

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